Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of deferred income taxes
	December 31,
	2016	2015

Deferred tax assets:

Net operating loss carryforwards	$48,740	$49,398
Capital loss carryforwards	3,603	4,149
Other	2,693	2,527

Deferred tax assets before valuation allowance	55,036	56,074
Valuation allowance	(54,068)	(55,457)

Deferred tax asset, net of valuation allowance	968	617

Deferred tax liabilities:

Intangibles	(2,206)	(2,129)
Deferred revenue	(136)	(115)

Deferred tax liability	(2,342)	(2,244)

Deferred tax liability, net (*)	$(1,374)	$(1,627)

(*) The entire amount is due to foreign deferred taxes

Schedule of loss before tax benefit (expense)
	Year ended December 31,
	2016	2015	2014

Domestic	$(5,034)	$(4,679)	$(5,342)
Foreign	(1,181)	3	(1,870)

Loss before tax benefit (expense)	$(6,215)	$(4,676)	$(7,212)

Schedule of tax benefit (expense)
	Year ended December 31,
	2016	2015	2014

Current taxes:
Foreign	$(212)	$(389)	$(122)
Domestic	-	(2)	-

	$(212)	$(391)	$(122)

Deferred taxes:
Foreign	$214	$268	$318
Domestic	-	-	-

	$214	$268	$318

Tax benefit (expense), net	$2	$(123)	$196

Scheldule of unrecognized tax benefits related to uncertain tax positions
	December 31,
	2016	2015

Beginning balance	$131	$100
Increases (decrease) related to tax positions taken during prior years	(7)	41
Effect of exchange rate	(5)	(10)

Ending balance	$119	$131